Annual Total Returns[BarChart] - PROFUND VP EMERGING MARKETS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.70%)	6.57%	(6.42%)	(3.42%)	(17.36%)	11.01%	33.26%	(15.27%)	24.23%	26.72%